Events after Reporting Period	12 Months Ended
Dec. 31, 2018
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Events after Reporting Period
42.	Events after Reporting Period

Subsequent to the reporting period, public bonds issued are as follow:

	December 31, 2018
(In millions of Korean won)	Issue date	Carrying amount		Interest rate	Redemption date
The 191-1st Public bond	2019.01.15	￦	220,000	2.048%	2022.01.14
The 191-2nd Public bond	2019.01.15		80,000	2.088%	2024.01.15
The 191-3rd Public bond	2019.01.15		110,000	2.160%	2029.01.15
The 191-4th Public bond	2019.01.15		90,000	2.213%	2039.01.14